UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	August 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 100.16%

Accident & Health Insurance - 7.72%
6,080	Aflac, Inc.	$ 246,969

Biological Products - 0.49%
112,817	Mymetics Corp. (Switzerland)	15,794

Computer & Office Equipment - 2.77%
750	International Business Machines Corp.	88,538

Computer Storage Devices - 4.51%
3,560	Stec, Inc. *	144,287

Electronic & Other Electrical Equipment - 3.90%
8,970	General Electric Co.	124,683

Electronic Computers - 3.94%
750	Apple, Inc. *	126,158

Financial Services - 13.51%
52,681	Mass Financial Corp. (China) *	432,511

Pharmaceutical Preparations - 3.75%
34,000	Catalyst Pharmaceuticals *	47,260
31,708	KV Pharmaceutical Co. *	72,611
.		119,871
Primary Smelting & Refining of Nonferrous Metals - 0.93%
27,365	Blue Earth Refineries, Inc. (China) *	29,828

Radio & TV Broadcasting & Communications Equipment - 3.80%
865	L-3 Communications Holdings, Inc.	64,356
1,234	Qualcomm, Inc.	57,282
		121,638
Radiotelephone Communications - 8.18%
11,040	NII Holdings, Inc. *	261,758

Retail-Miscellaneous Shopping - 2.69%
3,982	Staples, Inc.	86,051

Semiconductors & Related Devices - 14.34%
2,980	Applied Materials	39,276
4,590	Intel Corp.	93,269
37,140	O2Micro International Ltd. (Cayman Islands) *	191,271
9,555	Sigma Designs, Inc. *	135,012
		458,828
Services-Computer Integratd Systems Design - 2.69%
5,590	Scientific Games Corp. *	86,198

Services-Computer Programming - 4.76%
6,258	Amdocs Ltd. *	152,195

Services-Medical Laboratories - 3.50%
3,367	Bio-Reference Laboratories, Inc. *	111,919

Services-Prepackaged Software - 2.88%
2,930	Adobe Systems, Inc. *	92,061

Special Industry Machinery - 10.65%
2,670	ASML Holdings NV *	73,345
68,750	Mattson Technology, Inc. *	113,438
23,430	Semitool, Inc. *	154,169
		340,952
Surgical & Medical Instruments - 5.15%
800	C R Bard, Inc.	64,464
6,545	China Medical Technologies, Inc. (China) *	100,793
		165,257
Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. *	14

Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	0

TOTAL FOR COMMON STOCKS (Cost $3,049,469) - 100.16%		$ 3,205,510

SHORT TERM INVESTMENTS - 0.26%
8,393	Huntington Conservative Deposit Account 1.25% ** (Cost $8,393)	8,393

TOTAL INVESTMENTS (Cost $3,057,862) - 100.42%		$ 3,213,903

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.42)%		(13,430)

NET ASSETS - 100.00%		$ 3,200,473

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,057,862 amounted to $156,041 which consisted of aggregate gross unrealized appreciation of $1,180,808 and aggregate gross unrealized depreciation of $1,024,768.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,213,903	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,213,903	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     October 29, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  October 29, 2009

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  October 29, 2009

* Print the name and title of each signing officer under his or her signature.